Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2024
Interest And Finance Costs
Schedule of Interest and Finance Costs

The amounts in the accompanying Unaudited Interim Condensed Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2023	2024
Interest on long-term debt (Note 7)	$2,592	$2,935
Interest on Promissory Note (Note 3)	69	—
Amortization of financing costs	126	114
Financing fees and charges	21	24
Total	$2,808	$3,073